Business combinations - Schedule of Pro-Form Information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Business Combinations [Abstract]
Pro-forma total revenue and income	R$ 5,313,515
Pro-forma net income	R$ (1,517,682)